Related parties - Analysis of balances due from/to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties
Due from related parties		$ 2,155
Due to related parties	$ 15,845	14,610
Frontier Airlines Inc
Related parties
Due from related parties		2,155
Due to related parties	$ 1,918	2
Term	30 days
Grupo Aeroportuario del Centro Norte
Related parties
Due to related parties	$ 12,881	13,579
Term	30 days
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Due to related parties	$ 620	815
Term	30 days
A&P International Services, S.A.P.I ("AISG")
Related parties
Due to related parties	$ 313	191
Term	30 days
Mijares, Angoitia, Corts y Fuentes, S.C.
Related parties
Due to related parties	$ 105	22
Term	30 days
MRO Commercial, S.A.
Related parties
Due to related parties	$ 8	$ 1
Term	30 days